OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2006
Washington, D.C. 20549	Estimated average burden hours per response........14.4

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

	11400 W Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

FPA New Income, Inc.

11400 W Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	9/30/04

Date of reporting period:	6/30/04

Item 1. Proxy Voting Record

There were no matters relating to a portfolio security considered at any shareholder meetings held during the period July 1, 2003 to June 30, 2004 with respect to which the registrant was entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FPA New Income, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood
J. Richard Atwood, Treasurer

Date	8/20/04

* Print the name and title of each signing officer under his or her signature.